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Ellen L. Valvo
Paralegal
(860) 723-2247
Fax: (860) 723-2215

Ellenmary.Valvo@us.ing.com

May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: ING MAP Plus NPSM File Nos.: 333-109860 and 811-2513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and SAI contained in Post-Effective 1 to the Registration Statement on Form N-4 ("Amendment No. 1") for Variable Annuity Account C of ING Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 1 which was declared effective on May 1, 2004. The text of Amendment No. 1 was filed electronically.

If you have any questions regarding this submission please call the undersigned at 860-723-2247 or Michael Pignatella at 860-723-2239.

Sincerely, /s/ Ellen L. Valvo Ellen L. Valvo
Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation